Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended											9 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] USD ($)	Sep. 30, 2011 Term Loan A [Member] USD ($)	Dec. 31, 2010 Term Loan A [Member] USD ($)	Sep. 30, 2011 Term Loan B [Member] USD ($)	Dec. 31, 2010 Term Loan B [Member] USD ($)	Sep. 30, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ($)	Sep. 30, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] USD ($)	Sep. 30, 2011 Senior Notes February 2011 [Member]	Sep. 30, 2011 Senior Notes 5.75 Percent [Member] USD ($)	Sep. 30, 2011 Senior Notes 5.25 Percent [Member] USD ($)	Sep. 30, 2011 Senior Notes 5.25 Percent [Member] EUR (€)	Sep. 30, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2010 Euro Notes [Member] USD ($)	Sep. 30, 2011 EIB Agreements [Member] USD ($)	Dec. 31, 2010 EIB Agreements [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement			$ 2,905,685	$ 2,953,890
Senior Long Term Notes											2,805,758	824,446					270,060	267,240	353,660	351,686
Capital lease obligations	13,427	15,439
Other	112,383	160,957
Long-term debt and capital lease obligations	6,460,973	4,573,658
Less current maturities	974,220	263,982
Total long-term debt less current maturities	5,486,753	4,309,676
Maximum amount available			3,970,655	4,072,764	1,245,000	1,335,000	1,525,655	1,537,764	1,200,000	1,200,000
Balance outstanding			2,905,685	2,953,890	1,245,000	1,335,000	1,525,655	1,537,764	135,030	81,126
Line of credit outstanding which reduces available borrowings under the revolving credit facility	180,766	121,518
Senior Notes Issued February 2011 [Abstract]
Issuance date													2011-02-03
Issuer														Fresenius Medical Care US Finance, Inc.	FMC Finance VII S.A.	FMC Finance VII S.A.
Face amount														$ 650,000	$ 412,350	€ 300,000
Stated interest rate														5.75%	5.25%	5.25%
Effective interest rate														5.875%
Maturity date														Feb. 15, 2021	Feb. 15, 2021	Feb. 15, 2021
Call feature													US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.